UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Guerrilla Capital Management, LLC

Address:  237 Park Avenue
          New York, New York 10017


13F File Number: 028-13784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Siris
Title:  Managing Member
Phone:  212-692-7692


Signature, Place and Date of Signing:

/s/ Peter Siris                     New York, NY             May 17, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:    $110,674
                                         (thousands)


List of Other Included Managers:

         NONE


                                                  FORM 13F INFORMATION TABLE
                                                        March 31, 2010
COLUMN 1                        COLUMN 2           COLUMN 3      COLUMN 4    COLUMN 5      COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE OF                       VALUE      AMT SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP        (x$1000)       PRN CALL   DISCRETION    MGRS     SOLE    SHARED  NONE
CHINA XD PLASTICS CO LTD         COM              16948F107      442       325 SH            SOLE       NONE         325
ALEXCO RESOURCE CORP             COM              01535P106       40    11,700 SH            SOLE       NONE      11,700
AMERICAN LORAIN CORP             COM              027297100    2,932   847,290 SH            SOLE       NONE     847,290
AMERICAN ORIENTAL BIOENGR IN     COM              028731107    1,517   371,703 SH            SOLE       NONE     371,703
AMERICAN LORAIN CORP             COM              027297100    4,154 1,250,001 SH            SOLE       NONE   1,250,001
AMERICAN OIL & GAS               COM              28723104       106    15,600 SH            SOLE       NONE      15,600
ANWORTH MORTGAGE ASSET CP        COM              037347101       72    10,700 SH            SOLE       NONE      10,700
A POWER ENERGY GENERAT SYS L     COM              G04136100    1,084   101,287 SH            SOLE       NONE     101,287
ASBURY AUTOMOTIVE GROUP INC      COM              043436104    2,340   175,976 SH            SOLE       NONE     175,976
DUOYUAN PRTG INC                 COM              26605B109      675    62,500 SH            SOLE       NONE      62,500
AUGUSTA RES CORP                 COM NEW          050912203      138    52,000 SH            SOLE       NONE      52,000
BEST BUY INC                     COM              086516101      447    10,500 SH            SOLE       NONE      10,500
CHINA GREEN AGRICULTURE INC      COM              16943W105    2,742   195,832 SH            SOLE       NONE     195,832
CHINA HOUSING & LAND DEV INC     COM              16939V103      318    83,620 SH            SOLE       NONE      83,620
CHINA INFORMATION SEC TECH I     COM              16944F101      140    27,580 SH            SOLE       NONE      27,580
CAL MAINE FOODS INC              COM NEW          128030202    2,617   425,802 SH            SOLE       NONE     425,802
CHINA PHARMA HLDGS INC           COM              16941T104    9,754 2,929,209 SH            SOLE       NONE   2,929,209
CHINA RITAR POWER CORP           COM              169423100    1,090   257,718 SH            SOLE       NONE     257,718
CHINA SEC & SURVE TECH INC       COM              16942J105    5,164   671,542 SH            SOLE       NONE     671,542
CHINA SKY ONE MED INC            COM              16941P102    4,352   277,005 SH            SOLE       NONE     277,005
CHINA TRANSINFO TECHNLGY COR     COM              169453107      109    16,200 SH            SOLE       NONE      16,200
CHINA XD PLASTICS CO LTD         COM              16948F107      238       175 SH            SOLE       NONE         175
CHINA YIDA HOLDINGS CO           COM NEW          16945D204    7,047   554,850 SH            SOLE       NONE     554,850
CHINACAST EDU CORP               COM              16946T109    1,784   244,041 SH            SOLE       NONE     244,041
CHINANET ONLINE HLDGS INC        COM              16949H102      437    97,000 SH            SOLE       NONE      97,000
DERMA SCIENCES INC               COM PAR $.01     249827502       96    18,205 SH            SOLE       NONE      18,205
ENDEAVOUR INTL CORP              COM              29259G101      177   139,350 SH            SOLE       NONE     139,350
EVER GLORY INTL GRP INC          COM NEW          299766204      375   132,565 SH            SOLE       NONE     132,565
EVOLUTION PETROLEUM CORP         COM              30049A107       98    21,200 SH            SOLE       NONE      21,200
FLAMEL TECHNOLOGIES SA           SPONSORED ADR    338488109      126    14,671 SH            SOLE       NONE      14,671
FUNTALK CHINA HOLDINGS LIMIT     SHS              G36993106      239    36,000 SH            SOLE       NONE      36,000
FUQI INTERNATIONAL INC           COM NEW          36102A207      151    13,800 SH            SOLE       NONE      13,800
FUSHI COPPERWELD INC             COM              36113E107    6,493   578,685 SH            SOLE       NONE     578,685
GENERAL STEEL HOLDINGS INC       COM              370853103      136    33,182 SH            SOLE       NONE      33,182
CHINA GERUI ADV MAT GR LTD       SHS              G21101103      200    26,200 SH            SOLE       NONE      26,200
GULF RESOURCES INC               COM PAR $0.0005  40251W309      976    84,100 SH            SOLE       NONE      84,100
HARBIN ELECTRIC INC              COM              41145W109    4,420   204,726 SH            SOLE       NONE     204,726
HOLLYSYS AUTOMATION TECHNOLO     SHS              G45667105      467    40,546 SH            SOLE       NONE      40,546
HQ SUSTAINABLE MARITIM IND I     COM NEW          40426A208      323    53,821 SH            SOLE       NONE      53,821
IMAX CORP                        COM              45245E109    2,128   118,312 SH            SOLE       NONE     118,312
LIFE TECHNOLOGIES CORP           COM              53217V109        1    35,000 SH            SOLE       NONE      35,000
LIHUA INTL INC                   COM              532352101      250    27,200 SH            SOLE       NONE      27,200
LITHIA MTRS INC                  CL A             536797103    1,026   160,277 SH            SOLE       NONE     160,277
NOAH ED HLDGS LTD                ADR              65487R303      128    24,500 SH            SOLE       NONE      24,500
ORTHOVITA INC                    COM              68750U102       58    13,553 SH            SOLE       NONE      13,553
PACIFIC SUNWEAR CALIF INC        COM              694873100       83    15,597 SH            SOLE       NONE      15,597
PENNSYLVANIA RL ESTATE INVT      SH BEN INT       709102107      153    12,300 SH            SOLE       NONE      12,300
PENSKE AUTOMOTIVE GRP INC        COM              70959W103      557    38,600 SH            SOLE       NONE      38,600
PERFUMANIA HLDGS INC             COM NEW          71376C100      698    83,590 SH            SOLE       NONE      83,590
PUDA COAL INC                    COM PAR $.001    744674300    1,480   165,900 SH            SOLE       NONE     165,900
QKL STORES INC                   COM              74732Y105    9,321 1,445,116 SH            SOLE       NONE   1,445,116
QUIKSILVER INC                   COM              74838C106      319    67,400 SH            SOLE       NONE      67,400
SEARCHMEDIA HOLDINGS LTD         SHS              G8005Y106      348    73,963 SH            SOLE       NONE      73,963
SINOCOKING COAL & COKE CH IN     COM              829357102    1,920   160,000 SH            SOLE       NONE     160,000
SMARTHEAT INC                    COM              83172F104      269    25,000 SH            SOLE       NONE      25,000
SONIC AUTOMOTIVE INC             CL A             83545G102    2,275   206,810 SH            SOLE       NONE     206,810
SORL AUTO PTS INC                COM              78461U101    2,002   216,695 SH            SOLE       NONE     216,695
SUTOR TECH GROUP LTD             COM              869362103      171    58,920 SH            SOLE       NONE      58,920
TIANYIN PHARMACEUTICAL CO IN     COM              88630M104      730   198,847 SH            SOLE       NONE     198,847
UNIVERSAL TRAVEL GROUP           COM NEW          91388Q202      168    17,000 SH            SOLE       NONE      17,000
VCG HLDG CORP                    COM              91821K101    1,565   651,875 SH            SOLE       NONE     651,875
VISIONCHINA MEDIA INC            SPONS ADR        92833U103      205    43,721 SH            SOLE       NONE      43,721
WONDER AUTO TECHNOLOGY INC       COM              978166106    3,102   293,185 SH            SOLE       NONE     293,185
YONGYE INTL INC                  COM              98607B106    9,704 1,200,936 SH            SOLE       NONE   1,200,936
YUCHENG TECHNOLOGIES LTD         COM              G98777108      589   151,144 SH            SOLE       NONE     151,144
YUHE INTERNATIONAL INC           COM              988432100    3,319   356,828 SH            SOLE       NONE     356,828
ZHONGPIN INC                     COM              98952K107    2,185   172,009 SH            SOLE       NONE     172,009
ZHONGPIN INC                     COM              98952K107    1,905   150,000 SH            SOLE       NONE     150,000

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